LEASES (Details 1) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 01, 2021	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASES
Operating cash flows from operating leases	$ 29,250	$ 0	$ 3,377,978	$ 335,607	$ 420,193	$ 350,608
Weighted-average remaining lease term - operating leases (year)					1 month 28 days	1 year 1 month 28 days
Weighted-average discount rate - operating leases					3.35%
Weighted-average discount rate operating leases		0.00%	3.35%		3.35%	3.35%